UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-09397

                           The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                           Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Semiannual Report — June 30, 2019

Mario J. Gabelli, CFA Chief Investment Officer	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, Notre Dame

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per Class AAA Share of The Gabelli Utilities Fund increased 13.7% compared with an increase of 14.7% for the Standard & Poor’s (S&P) 500 Utilities Index (SPU). Other classes of shares are available. See page 2 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)						Since Inception (8/31/99)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABUX)	13.75%	12.04%	5.33%	9.68%	8.06%	7.75%
S&P 500 Utilities Index	14.70	19.03	10.00	12.17	10.46	7.28
S&P 500 Index	18.54	10.42	10.71	14.70	8.75	6.15
Lipper Utility Fund Average	14.70	14.96	6.45	11.51	9.88	6.97
Class A (GAUAX)	13.74	12.19	5.35	9.69	8.07	7.76
With sales charge (b)	7.20	5.74	4.11	9.05	7.64	7.44
Class C (GAUCX)	13.23	11.34	4.54	8.86	7.26	7.08
With contingent deferred sales charge (c)	12.23	10.34	4.54	8.86	7.26	7.08
Class I (GAUIX)	13.86	12.36	5.59	9.95	8.25	7.90

In the current prospectuses dated April 30, 2019, the gross expense ratios for Class AAA, A, C and I Shares are 1.37%, 1.37%, 2.12% and 1.12% respectively. See page 12 for the expense ratios for the six months ended June 30, 2019. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares, and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Utilities Fund
Actual Fund Return
Class AAA	$1,000.00	$1,137.50	1.37%	$ 7.26
Class A	$1,000.00	$1,137.40	1.37%	$ 7.26
Class C	$1,000.00	$1,132.30	2.12%	$11.21
Class I	$1,000.00	$1,138.60	1.12%	$ 5.94
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.37%	$ 6.85
Class A	$1,000.00	$1,018.00	1.37%	$ 6.85
Class C	$1,000.00	$1,014.28	2.12%	$10.59
Class I	$1,000.00	$1,019.24	1.12%	$ 5.61

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The Gabelli Utilities Fund

Energy and Utilities	76.8%
Communications	15.6%
Other	6.1%
U.S. Government Obligations	1.4%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.3%
	ENERGY AND UTILITIES — 76.6%
	Alternative Energy — 0.5%
370,000	Algonquin Power & Utilities Corp.	$2,068,158	$4,483,907
36,000	NextEra Energy Partners LP	716,553	1,737,000
70,000	Ormat Technologies Inc., New York	1,795,788	4,437,300

		4,580,499	10,658,207

	Electric Integrated — 48.4%
302,000	ALLETE Inc.	10,846,319	25,129,420
174,000	Alliant Energy Corp.	3,065,132	8,539,920
550,000	Ameren Corp.	16,055,895	41,310,500
690,000	American Electric Power Co. Inc.	27,812,792	60,726,900
7,000	Atlantic Power Corp.†	39,201	16,891
178,000	Avangrid Inc.	6,659,633	8,989,000
236,000	Avista Corp.	5,443,394	10,525,600
445,000	Black Hills Corp.	11,277,061	34,785,650
60,000	CMS Energy Corp.	402,675	3,474,600
458,495	Dominion Energy Inc.	25,100,300	35,450,833
4,000	DTE Energy Co.	151,595	511,520
290,000	Duke Energy Corp.	15,755,275	25,589,600
605,000	Edison International	21,685,949	40,783,050
809,000	El Paso Electric Co.	17,922,280	52,908,600
1,400	Entergy Corp.	96,612	144,102
1,155,000	Evergy Inc.	29,254,262	69,473,250
795,000	Eversource Energy	18,436,099	60,229,200
345,000	Exelon Corp.	10,862,157	16,539,300
380,000	FirstEnergy Corp.	11,038,618	16,267,800
190,000	Fortis Inc., Toronto	5,922,733	7,502,501
914,000	Hawaiian Electric Industries Inc.	21,795,274	39,804,700
42,000	IDACORP Inc.	1,703,782	4,218,060
305,500	MGE Energy Inc.	9,282,316	22,325,940
586,700	NextEra Energy Inc.	35,567,496	120,191,362
260,000	NiSource Inc.	2,319,251	7,488,000
428,000	NorthWestern Corp.	11,549,346	30,880,200
785,000	OGE Energy Corp.	13,193,046	33,409,600
696,000	Otter Tail Corp.	16,616,547	36,755,760
104,000	PG&E Corp.†	3,464,282	2,383,680
320,000	Pinnacle West Capital Corp.	13,092,833	30,108,800
1,610,000	PNM Resources Inc.	20,018,302	81,965,100
572,000	PPL Corp.	17,657,112	17,737,720
190,000	Public Service Enterprise Group Inc.	5,490,935	11,175,800
430,000	The Southern Co.	15,474,375	23,770,400
51,125	Unitil Corp.	1,483,755	3,061,876
597,000	WEC Energy Group Inc.	16,121,112	49,771,890
310,000	Xcel Energy Inc.	6,350,159	18,441,900

		449,007,905	1,052,389,025

Shares		Cost	Market Value

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	$2,745,224	$5,874,560
360,000	Red Electrica Corp. SA	4,191,840	7,497,356
3,400	Uniper SE	38,231	102,955

		6,975,295	13,474,871

	Global Utilities — 2.0%
10,000	AES Tiete Energia SA	135,191	31,042
40,000	Chubu Electric Power Co. Inc.	671,887	560,775
20,000	E.ON SE	294,970	217,209
20,800	EDF SA	308,177	262,179
5,000	EDP - Energias de Portugal SA, ADR	134,159	189,445
200,000	Electric Power Development Co. Ltd.	4,991,198	4,541,112
185,000	Emera Inc.	4,545,769	7,559,352
35,000	Enagas SA	916,226	934,071
100,000	Endesa SA	2,186,478	2,570,983
270,000	Enel SpA	1,409,853	1,885,085
75,000	Equinor ASA	1,693,070	1,481,018
4,000	EuroSite Power Inc.†	1,670	450
560,000	Hera SpA	1,228,234	2,142,115
60,000	Hokkaido Electric Power Co. Inc.	876,784	335,575
40,000	Hokuriku Electric Power Co.†	581,731	289,756
180,000	Huaneng Power International Inc., ADR	4,762,737	4,197,600
45,000	Iberdrola SA, ADR	1,334,793	1,786,275
310,790	Iberdrola SA, Aquis	2,428,378	3,097,899
405,000	Korea Electric Power Corp., ADR†	5,392,840	4,495,500
110,000	Kyushu Electric Power Co. Inc.	1,563,462	1,079,442
32,000	Shikoku Electric Power Co. Inc.	578,871	295,617
2,000	Snam SpA	8,967	9,941
24,000	The Chugoku Electric Power Co. Inc.	430,478	302,296
305,000	The Kansai Electric Power Co. Inc.	4,106,512	3,492,302
55,000	The Tokyo Electric Power Co. Holdings Inc.†	208,402	286,695
140,000	Tohoku Electric Power Co. Inc.	2,225,623	1,414,089

		43,016,460	43,457,823

	Merchant Energy — 2.6%
15,000	GenOn Energy Inc., Escrow†(a)	0	0
120,000	NRG Energy Inc.	2,690,201	4,214,400

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Merchant Energy (Continued)
3,090,000	The AES Corp.	$31,910,668	$51,788,400

		34,600,869	56,002,800

	Natural Gas Integrated — 8.3%
5,000	Apache Corp.	155,865	144,850
25,000	Atlas Energy Group LLC†	58,278	364
43,500	Devon Energy Corp.	1,602,194	1,240,620
630,000	Energy Transfer LP	384,712	8,870,400
145,000	Hess Corp.	8,404,995	9,217,650
300,000	Kinder Morgan Inc.	6,840,332	6,264,000
1,885,500	National Fuel Gas Co.	90,501,491	99,460,125
518,000	ONEOK Inc.	5,450,735	35,643,580
362,000	UGI Corp.	7,671,655	19,334,420

		121,070,257	180,176,009

	Natural Gas Utilities — 7.7%
80,000	Atmos Energy Corp.	2,188,623	8,444,800
94,000	CenterPoint Energy Inc.	1,812,563	2,691,220
43,500	Chesapeake Utilities Corp.	786,141	4,133,370
6,000	CONSOL Energy Inc.†	105,110	159,660
388,800	Corning Natural Gas Holding Corp.(b)	3,685,398	8,213,400
100,000	Gulf Coast Ultra Deep Royalty Trust	8,000	1,910
10,000	Italgas SpA	55,450	67,180
110,000	National Grid plc	1,583,477	1,167,570
35,000	National Grid plc, ADR	2,142,872	1,861,300
14,000	New Jersey Resources Corp.	328,068	696,780
433,000	Northwest Natural Holding Co.	19,281,898	30,093,500
143,000	ONE Gas Inc.	1,132,190	12,912,900
66,000	RGC Resources Inc.	701,712	2,014,320
140,000	South Jersey Industries Inc.	1,982,945	4,722,200
912,000	Southwest Gas Holdings Inc.	33,307,932	81,733,440
119,000	Spire Inc.	3,761,157	9,986,480

		72,863,536	168,900,030

	Natural Resources — 1.8%
15,000	Alliance Resource Partners LP	57,299	254,700
60,000	Anadarko Petroleum Corp.	2,959,142	4,233,600
167,000	BP plc, ADR	6,708,069	6,963,900
14,058	California Resources Corp.†	143,825	276,661
24,000	Callon Petroleum Co.†	264,423	158,160
360,000	Cameco Corp.	3,917,473	3,862,800
50,000	CNX Resources Corp.†	597,406	365,500
8,000	Compania de Minas Buenaventura SAA, ADR	87,836	133,360
12,884	Diamondback Energy Inc.	239,277	1,403,969
710,000	Mueller Industries Inc.	15,410,694	20,781,700

Shares		Cost	Market Value
45,000	Tullow Oil plc	$207,380	$119,725

		30,592,824	38,554,075

	Services — 1.0%
570,000	Enbridge Inc.	12,541,788	20,565,600
13,000	Ensco Rowan plc, Cl. A	237,953	110,890
20,000	Halliburton Co.	660,081	454,800
34,000	MDU Resources Group Inc.	738,008	877,200
50,000	Patterson-UTI Energy Inc.	737,566	575,500

		14,915,396	22,583,990

	Water — 3.0%
8,000	American States Water Co.	110,252	601,920
113,000	American Water Works Co. Inc.	2,537,594	13,108,000
521,000	Aqua America Inc.	8,933,621	21,553,770
5,000	California Water Service Group	90,622	253,150
10,000	Connecticut Water Service Inc.	251,353	697,200
16,000	Consolidated Water Co. Ltd.	193,044	228,160
20,000	Middlesex Water Co.	356,954	1,185,000
545,000	Severn Trent plc	13,973,810	14,174,720
143,700	SJW Group	3,305,025	8,732,649
87,000	The York Water Co.	1,205,281	3,107,640
50,000	United Utilities Group plc, ADR	1,339,663	994,000

		32,297,219	64,636,209

	Diversified Industrial — 0.6%
36,000	AZZ Inc.	1,474,864	1,656,720
100,000	ITT Inc.	2,056,300	6,548,000
375,975	Mueller Water Products Inc., Cl. A	2,154,278	3,692,075
20,185	Park-Ohio Holdings Corp.	387,289	657,829

		6,072,731	12,554,624

	Environmental Services — 0.1%
35,000	Covanta Holding Corp.	531,884	626,850
12,000	Evoqua Water Technologies Corp.†	117,165	170,880
80,000	Veolia Environnement SA	1,097,512	1,948,535

		1,746,561	2,746,265

	TOTAL ENERGY AND UTILITIES	817,739,552	1,666,133,928

	COMMUNICATIONS — 15.6%
	Business Services — 0.3%
1,420,000	Clear Channel Outdoor Holdings Inc.†	4,380,653	6,702,400

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite — 4.0%
35,000	Charter Communications Inc., Cl. A†	$2,812,070	$13,831,300
27,000	Cogeco Communications Inc.	792,860	1,941,782
71,000	Cogeco Inc.	1,636,634	4,530,381
37,000	Comcast Corp., Cl. A	371,664	1,564,360
435,000	DISH Network Corp., Cl. A†	13,052,810	16,708,350
308,000	EchoStar Corp., Cl. A†	10,215,374	13,650,560
344,366	Liberty Global plc, Cl. A†	5,402,825	9,294,438
588,000	Liberty Global plc, Cl. C†	10,076,430	15,599,640
80,000	Liberty Latin America Ltd., Cl. A†	1,566,814	1,378,400
148,657	Liberty Latin America Ltd., Cl. C†	3,283,394	2,555,414
85,000	Rogers Communications Inc., Cl. B	2,226,359	4,549,200
12,000	Shaw Communications Inc., Cl. B	148,195	244,560
50,000	Tokyo Broadcasting System Holdings Inc.	683,652	853,314

		52,269,081	86,701,699

	Computer Services Software and Systems — 0.1%
150,000	Internap Corp.†	1,548,138	451,500
5,000	Red Hat Inc.†	927,828	938,800

		2,475,966	1,390,300

	Telecommunications — 8.4%
12,000	AT&T Inc.	410,640	402,120
552,000	BCE Inc.	15,437,273	25,104,960
782,000	CenturyLink Inc.	15,027,095	9,196,320
595,000	Cincinnati Bell Inc.†	8,962,559	2,945,250
35,000	Deutsche Telekom AG	428,748	605,415
515,000	Deutsche Telekom AG, ADR	6,311,945	8,930,100
1,750,000	Global Telecom Holding SAE†	1,357,829	503,145
1,440,000	Koninklijke KPN NV	4,192,069	4,421,045
10,000	Koninklijke KPN NV, ADR	44,711	30,700
140,000	Loral Space & Communications Inc.†	5,772,910	4,831,400
290,000	Nippon Telegraph & Telephone Corp.	7,159,565	13,494,690
2,200	Orange Belgium SA	33,392	43,628
330,000	Orascom Investment Holding, GDR†	534,301	51,480
60,000	Pharol SGPS SA†	28,418	10,302
220,000	Pharol SGPS SA, ADR†	182,432	30,536
29,000	PLDT Inc., ADR	1,168,775	719,780
88,000	Proximus SA	2,635,412	2,593,680
2,000	PT Indosat Tbk†	1,061	372

Shares		Cost	Market Value

2,300,000	Singapore Telecommunications Ltd.	$5,695,042	$5,949,741
600,000	Sprint Corp.†	3,384,210	3,942,000
121,000	Swisscom AG, ADR	4,440,719	6,088,720
10,000	Tele2 AB, Cl. B	158,627	145,916
150,000	Telecom Italia SpA, ADR†	1,872,306	829,500
220,000	Telefonica Brasil SA, ADR	3,774,734	2,864,400
53,000	Telefonica Deutschland Holding AG	280,618	148,074
500,000	Telefonica SA, ADR	8,266,786	4,145,000
1,000,000	Telekom Austria AG	7,767,364	7,550,345
335,000	Telenet Group Holding NV	15,105,771	18,665,499
538,000	Telephone & Data Systems Inc.	14,489,302	16,355,200
60,000	Telesites SAB de CV†	45,551	37,075
870,000	VEON Ltd., ADR	3,367,104	2,436,000
715,000	Verizon Communications Inc.	22,935,173	40,847,950

		161,272,442	183,920,343

	Wireless Communications — 2.8%
45,000	America Movil SAB de CV, Cl. L, ADR	622,984	655,200
17,000	ATN International Inc.	550,247	981,410
70,000	China Mobile Ltd., ADR	2,810,118	3,170,300
55,000	China Unicom Hong Kong Ltd., ADR	690,598	599,500
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	47
81,500	Millicom International Cellular SA	5,690,308	4,552,998
229,000	Millicom International Cellular SA, SDR	15,666,391	12,885,049
6,000	Mobile TeleSystems PJSC, ADR	74,643	55,860
461,000	NTT DoCoMo Inc.	7,215,676	10,743,055
135,000	SK Telecom Co. Ltd., ADR	2,383,798	3,341,250
400	SmarTone Telecommunications Holdings Ltd.	207	381
35,000	Tim Participacoes SA, ADR	684,957	523,950
455,000	Turkcell Iletisim Hizmetleri A/S, ADR	5,325,228	2,493,400
348,000	United States Cellular Corp.†	15,113,686	15,545,160
385,000	Vodafone Group plc, ADR	11,442,660	6,287,050

		68,271,520	61,834,610

	TOTAL COMMUNICATIONS	288,669,662	340,549,352

	OTHER — 6.1%
	Aerospace — 0.9%
17,000	L3Harris Technologies Inc.	1,287,819	3,215,210
1,550,000	Rolls-Royce Holdings plc	11,816,480	16,542,677

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Aerospace (Continued)
110,050,000	Rolls-Royce Holdings plc, Cl. C†	$141,998	$139,758

		13,246,297	19,897,645

	Building and Construction — 0.4%
12,000	Acciona SA	1,140,701	1,288,107
170,000	Johnson Controls International plc	4,577,647	7,022,700

		5,718,348	8,310,807

	Business Services — 0.2%
90,000	Macquarie Infrastructure Corp.	2,522,308	3,648,600
17,500	Vectrus Inc.†	316,783	709,800

		2,839,091	4,358,400

	Consumer Products — 0.0%
10,000	Essity AB, Cl. A	130,732	305,832

	Diversified Industrial — 0.2%
1,000	Alstom SA	31,457	46,394
40,000	Bouygues SA	1,406,190	1,481,414
4,000	Donaldson Co. Inc.	133,040	203,440
10,000	Raven Industries Inc.	219,638	358,800
10,000	Svenska Cellulosa AB, Cl. A	34,751	101,441
113,900	Twin Disc Inc.†	2,118,151	1,719,890

		3,943,227	3,911,379

	Electronics — 0.8%
50,000	Corning Inc.	557,990	1,661,500
300,000	Sony Corp., ADR	4,960,748	15,717,000

		5,518,738	17,378,500

	Entertainment — 0.2%
550,000	Grupo Televisa SAB, ADR	11,980,995	4,642,000

	Financial Services — 0.3%
168,000	Kinnevik AB, Cl. A	3,583,754	4,568,093
35,000	Kinnevik AB, Cl. B	755,509	910,227

		4,339,263	5,478,320

	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	334,462

	Machinery — 1.8%
108,000	Astec Industries Inc.	3,894,111	3,516,480
40,000	Flowserve Corp.	1,651,051	2,107,600
79,000	The Gorman-Rupp Co.	1,815,066	2,593,570
375,000	Xylem Inc.	9,864,001	31,365,000

		17,224,229	39,582,650

Shares		Cost	Market Value

	Metals and Mining — 0.2%
80,000	Freeport-McMoRan Inc.	$978,589	$928,800
26,100	Haynes International Inc.	1,144,712	830,241
17,000	Vulcan Materials Co.	797,880	2,334,270

		2,921,181	4,093,311

	Transportation — 1.1%
311,000	GATX Corp.	8,998,435	24,659,190

	TOTAL OTHER	77,122,492	132,952,496

	TOTAL COMMON STOCKS	1,183,531,706	2,139,635,776

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B (b)	1,120,500	1,152,360

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
20,150	Cincinnati Bell Inc., 6.750%, Ser. B	602,755	746,658

	TOTAL CONVERTIBLE PREFERRED STOCKS	1,723,255	1,899,018

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 11/30/20†(c)	438,064	401,600

Principal Amount

	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
$ 1,500,000	Mueller Industries Inc., 6.000%, 03/01/27	1,500,000	1,511,250

	U.S. GOVERNMENT OBLIGATIONS — 1.4%
30,289,000	U.S. Treasury Bills, 1.972% to 2.464%††, 07/23/19 to 09/19/19	30,178,293	30,184,074

	TOTAL INVESTMENTS — 99.9%	$1,217,371,318	2,173,631,718

	Other Assets and Liabilities (Net) — 0.1%		2,316,117

	NET ASSETS — 100.0%		$2,175,947,835

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of the Rule 144A security amounted to $401,600 or 0.02% of net assets.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $1,212,565,420)	$2,164,265,958
Investments in affiliates, at value (cost $4,805,898)	9,365,760
Foreign currency, at value (cost $1,431)	1,431
Cash	146,686
Receivable for Fund shares sold	2,835,921
Dividends receivable	3,974,987
Prepaid expenses	79,254

Total Assets	2,180,669,997

Liabilities:
Payable for Fund shares redeemed	1,571,725
Payable for investment advisory fees	1,778,287
Payable for distribution fees	778,027
Payable for accounting fees	7,500
Payable for shareholder services fees	345,315
Other accrued expenses	241,308

Total Liabilities	4,722,162

Net Assets (applicable to 278,808,373 shares outstanding)	$2,175,947,835

Net Assets Consist of:
Paid-in capital	$1,221,741,702
Total distributable earnings	954,206,133

Net Assets	$2,175,947,835

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:

Class AAA:
Net Asset Value, offering, and redemption price per share ($314,783,148 ÷ 35,395,597 shares outstanding)	$8.89

Class A:
Net Asset Value and redemption price per share ($870,711,129 ÷ 96,149,096 shares outstanding)	$9.06
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.61

Class C:
Net Asset Value and offering price per share ($654,806,466 ÷ 111,564,129 shares outstanding)	$5.87	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($335,647,092 ÷ 35,699,551 shares outstanding)	$9.40

(a)	Redemption price varies based on the length of time held.

Statement of Operations
For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends - Unaffiliated (net of foreign withholding taxes of $809,077)	$ 30,210,016
Dividends - Affiliated	139,752
Interest	217,071

Total Income	30,566,839

Expenses:
Investment advisory fees	10,382,392
Distribution fees - Class AAA	383,555
Distribution fees - Class A	994,542
Distribution fees - Class C	3,309,425
Shareholder services fees	792,015
Shareholder communications expenses	152,050
Custodian fees	99,844
Trustees’ fees	67,937
Registration expenses	53,654
Legal and audit fees	32,417
Accounting fees	22,500
Interest expense	4,239
Miscellaneous expenses	55,032

Total Expenses	16,349,602

Less:
Expenses paid indirectly by broker (See Note 6)	(8,604)

Net Expenses	16,340,998

Net Investment Income	14,225,841

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	11,652,168
Net realized gain on foreign currency transactions	9,452

Net realized gain on investments and foreign currency transactions	11,661,620

Net change in unrealized appreciation:
on investments	236,486,560
on foreign currency translations	2,652

Net change in unrealized appreciation on investments and foreign currency translations	236,489,212

Net Realized and Unrealized Gain on Investments and Foreign Currency	248,150,832

Net Increase in Net Assets Resulting from Operations	$262,376,673

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
Operations:
Net investment income	$14,225,841		$28,083,419
Net realized gain on investments and foreign currency transactions	11,661,620		19,514,200
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	236,489,212		(98,217,228)

Net Increase/(Decrease) in Net Assets Resulting from Operations	262,376,673		(50,619,609)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(1,801,753	)*	(6,755,550)
Class A	(4,597,234	)*	(16,280,922)
Class C	(5,815,616	)*	(16,957,636)
Class I	(1,745,120	)*	(6,234,475)
Class T**	—		(24)

	(13,959,723)		(46,228,607)

Return of capital
Class AAA	(13,036,210	)*	(23,627,272)
Class A	(33,262,339	)*	(57,065,535)
Class C	(42,077,690	)*	(79,553,249)
Class I	(12,626,457	)*	(18,852,903)
Class T**	—		(40)

	(101,002,696)		(179,098,999)

Total Distributions to Shareholders	(114,962,419)		(225,327,606)

Shares of Beneficial Interest Transactions:
Class AAA	1,992,323		(25,286,206)
Class A	83,985,397		(23,311,349)
Class C	(21,248,503)		(17,731,840)
Class I	24,009,158		44,924,261
Class T**	—		(998)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	88,738,375		(21,406,132)

Redemption Fees	1,293		7,283

Net Increase/(Decrease) in Net Assets	236,153,922		(297,346,064)
Net Assets:
Beginning of year	1,939,793,913		2,237,139,977

End of period	$2,175,947,835		$1,939,793,913

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
**	Class T Shares were liquidated on September 21, 2018.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income		Operating Expenses		Portfolio Turnover Rate
Class AAA
2019(c)	$8.20	$0.07	$1.04	$1.11	$(0.05)*	—	$(0.37)*	$(0.42)	$0.00	$8.89	13.7%	$314,783	1.57	%(d)	1.37	%(d)(e)	0	%(f)
2018	9.23	0.14	(0.33)	(0.19)	(0.12)	$(0.07)	(0.65)	(0.84)	0.00	8.20	(2.2)	288,332	1.57		1.37	(e)	1
2017	9.26	0.15	0.66	0.81	(0.13)	(0.07)	(0.64)	(0.84)	0.00	9.23	8.9	350,709	1.58		1.37	(e)	2
2016	8.70	0.15	1.28	1.43	(0.14)	(0.13)	(0.60)	(0.87)	0.00	9.26	17.0	364,411	1.65		1.38	(e)	4
2015††	10.50	0.11	(1.07)	(0.96)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.70	(8.3)	371,419	1.42		1.39	(e)	8
2014††	11.24	0.18	0.76	0.94	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.50	8.9	820,328	1.64		1.36		9
Class A
2019(c)	$8.35	$0.07	$1.06	$1.13	$(0.05)*	—	$(0.37)*	$(0.42)	$0.00	$9.06	13.7%	$870,711	1.58	%(d)	1.37	%(d)(e)	0	%(f)
2018	9.37	0.15	(0.33)	(0.18)	(0.12)	$(0.07)	(0.65)	(0.84)	0.00	8.35	(2.0)	723,943	1.58		1.37	(e)	1
2017	9.40	0.15	0.66	0.81	(0.13)	(0.07)	(0.64)	(0.84)	0.00	9.37	8.8	837,684	1.57		1.37	(e)	2
2016	8.82	0.15	1.30	1.45	(0.13)	(0.13)	(0.61)	(0.87)	0.00	9.40	17.0	808,349	1.64		1.38	(e)	4
2015††	10.64	0.12	(1.10)	(0.98)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.82	(8.3)	713,208	1.45		1.39	(e)	8
2014††	11.36	0.18	0.78	0.96	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.64	9.0	1,231,349	1.64		1.36		9
Class C
2019(c)	$5.57	$0.02	$0.70	$0.72	$(0.05)*	—	$(0.37)*	$(0.42)	$0.00	$5.87	13.2%	$654,807	0.81	%(d)	2.12	%(d)(e)	0	%(f)
2018	6.58	0.05	(0.22)	(0.17)	(0.08)	$(0.07)	(0.69)	(0.84)	0.00	5.57	(2.7)	641,273	0.82		2.12	(e)	1
2017	6.88	0.06	0.48	0.54	(0.09)	(0.07)	(0.68)	(0.84)	0.00	6.58	8.0	776,370	0.83		2.12	(e)	2
2016	6.71	0.06	0.98	1.04	(0.09)	(0.13)	(0.65)	(0.87)	0.00	6.88	16.2	776,780	0.89		2.13	(e)	4
2015††	8.40	0.05	(0.90)	(0.85)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	6.71	(9.1)	736,494	0.73		2.14	(e)	8
2014††	9.38	0.08	0.62	0.70	(0.14)	(0.10)	(1.44)	(1.68)	0.00	8.40	8.1	1,111,695	0.89		2.11		9
Class I
2019(c)	$8.64	$0.08	$1.10	$1.18	$(0.05)*	—	$(0.37)*	$(0.42)	$0.00	$9.40	13.9%	$335,647	1.83	%(d)	1.12	%(d)(e)	0	%(f)
2018	9.65	0.18	(0.35)	(0.17)	(0.14)	$(0.07)	(0.63)	(0.84)	0.00	8.64	(1.8)	286,246	1.84		1.12	(e)	1
2017	9.63	0.18	0.68	0.86	(0.15)	(0.07)	(0.62)	(0.84)	0.00	9.65	9.1	272,376	1.81		1.12	(e)	2
2016	8.99	0.18	1.33	1.51	(0.16)	(0.13)	(0.58)	(0.87)	0.00	9.63	17.4	160,147	1.89		1.13	(e)	4
2015††	10.80	0.14	(1.11)	(0.97)	(0.09)	(0.70)	(0.05)	(0.84)	0.00	8.99	(8.1)	141,325	1.70		1.14	(e)	8
2014††	11.48	0.20	0.80	1.00	(0.14)	(0.10)	(1.44)	(1.68)	0.00	10.80	9.3	255,651	1.86		1.11		9

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.

††	All per share amounts and net asset values have been adjusted as a result of the 1 for 2 reverse stock split on March 6, 2015.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2019, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund was organized on May 18, 1999 as a Delaware statutory trust and commenced operations on August 31, 1999. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Global Utilities	$ 43,457,373	$ 450	—	$ 43,457,823
Merchant Energy	56,002,800	—	$ 0	56,002,800
Natural Gas Utilities	160,686,630	8,213,400	—	168,900,030
Other Industries (a)	1,397,773,275	—	—	1,397,773,275
COMMUNICATIONS (a)	340,549,352	—	—	340,549,352
OTHER
Aerospace	19,757,887	139,758	—	19,897,645
Other Industries (a)	113,054,851	—	—	113,054,851
Total Common Stocks	2,131,282,168	8,353,608	0	2,139,635,776
Convertible Preferred Stocks (a)	—	1,899,018	—	1,899,018
Warrants (a)	—	401,600	—	401,600
Corporate Bonds(a)	—	1,511,250	—	1,511,250
U.S. Government Obligations	—	30,184,074	—	30,184,074
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,131,282,168	$42,349,550	$ 0	$2,173,631,718

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2019, the Fund did not have transfers into or out of Level 3.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held at June 30, 2019, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

Distributions paid from:
Ordinary income	$27,556,277
Long term capital gains	18,672,330
Return of capital	179,098,999

Total distributions paid	$225,327,606

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,224,417,200	$1,010,909,391	$(61,694,873)	$949,214,518

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $3,607,025 and $40,049,584, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Fund paid $15,186 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally the Distributor retained a total of $499,601 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $8,604.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2019, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2019 was $26,387 with a weighted average interest rate of 3.81%. The maximum amount borrowed at any time during the six months ended June 30, 2019 was $2,163,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge or one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and the year ended December 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	2,086,366	$18,123,200	3,801,256	$33,157,567
Shares issued upon reinvestment of distributions	1,533,811	13,362,836	3,172,706	27,486,843
Shares redeemed	(3,369,357)	(29,493,713)	(9,836,553)	(85,930,616)

Net increase/(decrease)	250,820	$1,992,323	(2,862,591)	$(25,286,206)

Class A
Shares sold	15,402,503	$137,590,572	13,320,054	$118,449,248
Shares issued upon reinvestment of distributions	3,925,081	34,804,649	7,711,647	67,914,501
Shares redeemed	(9,908,824)	(88,409,824)	(23,669,562)	(209,675,098)

Net increase/(decrease)	9,418,760	$83,985,397	(2,637,861)	$(23,311,349)

Class C
Shares sold	10,872,444	$64,090,668	12,159,353	$74,261,242
Shares issued upon reinvestment of distributions	7,038,931	40,954,226	13,749,740	82,677,565
Shares redeemed	(21,572,300)	(126,293,397)	(28,692,250)	(174,670,647)

Net decrease	(3,660,925)	$(21,248,503)	(2,783,157)	$(17,731,840)

Class I
Shares sold	5,171,236	$47,937,906	11,979,095	$109,870,234
Shares issued upon reinvestment of distributions	1,200,723	11,043,409	2,044,176	18,562,377
Shares redeemed	(3,799,142)	(34,972,157)	(9,121,463)	(83,508,350)

Net increase	2,572,817	$24,009,158	4,901,808	$44,924,261

Class T*
Shares issued upon reinvestment of distributions	—	$—	5	$40
Shares redeemed	—	—	(117)	(1,038)

Net decrease	—	$—	(112)	$(998)

*         Class T Shares were liquidated on September 21, 2018.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended June 30, 2019 is set forth below:

	Beginning Shares	Stock Dividend	Ending Shares	Dividend Income	Realized Gain	Value at June 30, 2019	Change in Unrealized Appreciation/ (Depreciation)	Percent Owned of Shares Outstanding
Corning Natural Gas Holding Corp.	388,800	—	388,800	$112,752	—	$8,213,400	$972,000	12.80%
Corning Natural Gas Holding Corp., 4.800%, Ser. B	54,000	—	54,000	27,000	—	1,152,360	(32,940)	22.11%

Total				$139,752	—	$9,365,760	$939,060

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 21, 2019, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2018) of the Fund against a peer group of six other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail and institutional utility funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Utility Fund Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the three year period and in the fifth quintile for the one year and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was within the fifth quintile for the one year, three year, and five year periods. The Independent Board Members also noted that although the Fund’s performance was below average as compared to the Adviser Peer Group, its performance during the three and five year periods did not significantly depart from the median total return of the peer group, an observation the Independent Board Members noted generally held for the Broadridge Performance Peer Group as well.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the six other utility funds in the Adviser Peer Group and a peer group selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were generally roughly average within the Adviser Peer Group and above average within the peer group of funds selected by Broadridge and the Fund’s size was below average within these groups. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board

The Gabelli Utilities Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an adequate performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Timothy M. Winter, CFA, joined Gabelli in 2009 and covers the utility industry. He has over 25 years of experience as an equity research analyst covering the industry. Currently, he continues to specialize in the utility industry and also serves as a portfolio manager of Gabelli Funds, LLC. Mr. Winter received his BA in Economics in 1991 from Rollins College and MBA in Finance from Notre Dame in 1992.

Monthly Distributions

The Gabelli Utilities Fund has a $0.07 per share monthly distribution policy. However, beginning with the distribution payable in December, the Board of Trustees has approved an increase in the distribution rate for the last month of each quarter to $0.08 per share from $0.07 per share. For more specific dividend and tax information, please visit our website at www.gabelli.com or call 800-GABELLI (800-422-3554). Shareholders should be aware that a portion of the distribution may represent a non-taxable return of capital. Distributions of capital reduce the cost basis of your shares if you hold them in a taxable account. The distributions should not be considered to be the yield or total return of the Fund.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q219SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.